Business Combinations	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Business Combinations
8.	Business Combinations

Business combinations during the years ended March 31, 2017, 2018 and 2019 are as follows:

(1)	Business combinations consummated during the year ended March 31, 2019

Ovako AB

(a)	Overview

On June 1, 2018, the Company acquired all outstanding shares of Ovako AB (“Ovako”), which is headquartered in Sweden and is primarily engaged in the manufacturing and sale of special steel products and secondarily processed products mainly in Europe, for cash consideration of 51,767 million yen.

With this acquisition, the Company seeks to strengthen the position of the Group as “The Best Steelmaker with World-Leading Capabilities”, thereby aiming to achieve sustainable growth and enhance the Group’s corporate value in the mid-to long-term. With the addition of Ovako, the Group will bring together Ovako’s high-cleanliness steel for bearing steel and other related products to the Company’s product portfolio to strengthen and expand its global special steel business.

(b)	Consideration transferred

(Millions of Yen)
Cash	51,767

Total consideration transferred	51,767

The Group incurred acquisition-related costs of ¥1,215 million yen as selling, general and administrative expenses in the consolidated statements of profit and loss.

(c)	Fair value of the assets acquired and liabilities assumed and goodwill

(Millions of Yen)
Current assets	63,555
Non-current assets	53,302

Total assets	116,858

Current liabilities	70,691
Non-current liabilities	17,032

Total liabilities	87,724

Total identifiable net assets acquired	29,133

Total equity attributable to owners of the parent	29,133
Total consideration transferred	51,767

Goodwill	22,634

The goodwill is attributable mainly to an excess earning power expected to be achieved from the synergies between the Group and the Ovako. The goodwill is not tax-deductible.

(d)	Net cash used in the transaction

(Millions of Yen)
Cash consideration transferred	51,767
Cash and cash equivalents held by the acquiree at the acquisition date	(5,961)

Net cash used in the transaction	45,805

(e)	Revenue and profit or loss of the Ovako after the acquisition date

Information about revenue and profit or loss generated subsequent to the acquisition date through March 31, 2019 is not disclosed as it is immaterial to the consolidated financial statements.

(f)	Revenue and profit or loss of the Group if the business combination had been completed at the beginning of the year

Information about revenue and profit or loss of the Groups if business combination had been completed at the beginning of the year is not disclosed as it is immaterial to the consolidated financial statements.

Sanyo Special Steel Co., Ltd.

(a)	Overview

On March 28, 2019, the Company acquired 36.2% equity interest of Sanyo Special Steel Co., Ltd. (“Sanyo”), which is primarily engaged in the manufacturing and sale of special steel products, powders and formed and fabricated materials through purchase of newly issued shares. As a result of the acquisition, the equity interests held by the Company increased from 15.3% to 51.5% and Sanyo became a subsidiary of the Company.

The acquisition of Sanyo and Ovako allows the Company to strengthen its medium-to long-term competitiveness of the special steel businesses by bringing together our business foundations, technical and product development capabilities and cost competitiveness of the three companies to respond to globalization of the customers in the automobile and other fields as well as customer needs for high-quality special steel products.

(b)	Consideration transferred

(Millions of Yen)
Cash	67,235
Fair value of equity interests held before the acquisition date	13,737

Total consideration transferred	80,972

The Company recorded a loss of 4,592 million yen as other operating expenses in the consolidated statements of profit or loss as a result from fair value measurement conducted at the acquisition date of the equity interests in Sanyo held prior to the acquisition date.

The Group recorded acquisition-related costs of ¥276 million yen as selling, general and administrative expenses in the consolidated statements of profit and loss.

(c)	Fair value of the assets acquired and liabilities assumed, non-controlling interests and bargain purchase gain

The Company has not completed the fair value measurement of acquired assets and assumed liabilities, and accordingly the computation of non-controlling interests, bargain purchase gain and the purchase price allocations are on a provisional basis based on the most current information available.

(Millions of Yen)
Current assets	210,344
Non-current assets	75,075

Total assets	285,419

Current liabilities	61,789
Non-current liabilities	38,804

Total liabilities	100,593

Total identifiable net assets acquired	184,826
Non-controlling interests	90,274

Total equity attributable to owners of the parent	94,551
Total consideration transferred	80,972

Bargain purchase gain	13,578

Non-controlling interests are measured at the proportionate share of the fair value of the Sanyo’s identifiable total equity.

The Group recorded the difference between total equity attributable to the owners of the parent and total consideration transferred in the amount of 13,578 million yen as “Other operating income” in the consolidated statements of profit or loss for the year ended March 31, 2019.

(d)	Net cash used in the transaction

(Millions of Yen)
Cash consideration transferred	67,235
Cash and cash equivalents held by the Sanyo at the acquisition date	(79,196)

Net cash provided in the transaction	(11,961)

Cash and cash equivalents held by Sanyo at the acquisition date include the proceeds from equity financing in the amount of 67,235 million yen.

(e)	Revenue and profit or loss of the Sanyo after the acquisition date

Information about revenue and profit or loss generated subsequent to the acquisition date through March 31, 2019 is not disclosed as it is immaterial to the consolidated financial statements.

(f)	Revenue and profit or loss of the Group if the business combination had been completed at the beginning of the year

(Unaudited)	(Millions of Yen)
Revenue	6,363,765
Profit before income taxes	259,145

(2)	Business combinations consummated during the year ended March 31, 2018

No business combinations occurred during the year ended March 31, 2018.

(3)	Business combinations consummated during the year ended March 31, 2017

(a)	Overview

On March 13, 2017, the Company acquired 43% equity interest of Nisshin Steel Co., Ltd. (“Nisshin Steel”), which is primarily engaged in the steelmaking and steel fabrication business, for cash consideration. As a result of the acquisition, the equity interests held by the Company increased from 8% to 51% and Nisshin Steel became a subsidiary of the Company.

The acquisition was consummated in order for the Company and Nisshin Steel to bring together the respective management resources that they have fostered and create synergies, and thereby enhance competitiveness, and to strengthen the position of the Group as the “Best Steelmaker with World-Leading Capabilities”. With the addition of Nisshin Steel, the Company aims to enhance sustainable growth and corporate value in the mid-to long-term and contribute to the creation and development of a more prosperous society.

(b)	Consideration transferred

(Millions of Yen)
Cash	75,972
Fair value of equity interests held before the date of acquisition	14,781

Total consideration transferred	90,753

The Group incurred acquisition-related costs of 627 million yen.

(c)	Fair value of the assets acquired and liabilities assumed, non-controlling interests and goodwill

(Millions of Yen)
Current asset	246,040
Non-current assets	423,937

Total assets	669,978

Current liabilities	224,318
Non-current liabilities	259,936

Total liabilities	484,255

Total identifiable net assets acquired	185,722
Non-controlling interests	98,105

Total equity attributable to owners of the parent	87,616
Total consideration transferred	90,753

Goodwill	3,136

Non-controlling interests are measured at the proportionate share of the fair value of the acquiree’s identifiable net assets. The goodwill is attributable mainly to an excess earning power expected to be achieved from the synergies between the Group and the acquiree. The goodwill is not tax-deductible.

(d)	Net cash used in the transaction

(Millions of Yen)
Cash consideration transferred	75,972
Cash and cash equivalents held by the Nisshin Steel at the acquisition date	(23,079)

Net cash used in the transaction	52,892

(e)	Revenue and net profit or loss of the Nisshin Steel after the acquisition date

Information about profit or loss generated subsequent to the acquisition date through March 31, 2018 is not disclosed as it is immaterial to the consolidated financial statements.

(f)	Revenue and profit or loss of the Group if the business combination had been completed at the beginning of the year

(Unaudited)	(Millions of Yen)
Revenue	5,222,392

Profit before income taxes	199,831